Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	WILMINGTON FUNDS
Central Index Key	0000830744
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Aug 31, 2012

Supplement dated August 28, 2013 to the Wilmington Funds Prospectus dated August 31, 2012

(the “Prospectus”)

Effective August 28, 2013, the information in the Prospectus with respect to the Wilmington Rock Maple Alternatives Fund will be amended, supplemented or replaced as follows:

Effective August 28, 2013, the relationship between the Wilmington Funds (the ‘Trust”), Wilmington Funds Management Corporation (“WFMC”) and Rock Maple Services, LLC (“Rock Maple”), on behalf of the Wilmington Rock Maple Alternatives Fund was terminated. Accordingly, effective August 28, 2013, the name of the Wilmington Rock Maple Alternatives Fund has been changed to the Wilmington Multi-Manager Alternatives Fund (the “Fund”). As of August 28, 2013, all references to Rock Maple and its portfolio management team in the Prospectus are hereby deleted.

As of August 28, 2013, Wilmington Trust Investment Advisors, Inc. (“WTIA”), the Fund’s sub-adviser, determines the Fund’s asset allocation among the different additional sub-advisers. When making these allocation decisions, WTIA considers, among other things, the current macro-economic outlook, relative valuation levels and volatility in the equity, fixed income and commodities markets, market flows and market liquidity, and information relating to business cycles.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated August 28, 2013 to the Wilmington Funds Prospectus dated August 31, 2012

(the “Prospectus”)

Effective August 28, 2013, the information in the Prospectus with respect to the Wilmington Rock Maple Alternatives Fund will be amended, supplemented or replaced as follows:

Effective August 28, 2013, the relationship between the Wilmington Funds (the ‘Trust”), Wilmington Funds Management Corporation (“WFMC”) and Rock Maple Services, LLC (“Rock Maple”), on behalf of the Wilmington Rock Maple Alternatives Fund was terminated. Accordingly, effective August 28, 2013, the name of the Wilmington Rock Maple Alternatives Fund has been changed to the Wilmington Multi-Manager Alternatives Fund (the “Fund”). As of August 28, 2013, all references to Rock Maple and its portfolio management team in the Prospectus are hereby deleted.

As of August 28, 2013, Wilmington Trust Investment Advisors, Inc. (“WTIA”), the Fund’s sub-adviser, determines the Fund’s asset allocation among the different additional sub-advisers. When making these allocation decisions, WTIA considers, among other things, the current macro-economic outlook, relative valuation levels and volatility in the equity, fixed income and commodities markets, market flows and market liquidity, and information relating to business cycles.

Wilmington Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated August 28, 2013 to the Wilmington Funds Prospectus dated August 31, 2012

(the “Prospectus”)

Effective August 28, 2013, the information in the Prospectus with respect to the Wilmington Rock Maple Alternatives Fund will be amended, supplemented or replaced as follows:

Effective August 28, 2013, the relationship between the Wilmington Funds (the ‘Trust”), Wilmington Funds Management Corporation (“WFMC”) and Rock Maple Services, LLC (“Rock Maple”), on behalf of the Wilmington Rock Maple Alternatives Fund was terminated. Accordingly, effective August 28, 2013, the name of the Wilmington Rock Maple Alternatives Fund has been changed to the Wilmington Multi-Manager Alternatives Fund (the “Fund”). As of August 28, 2013, all references to Rock Maple and its portfolio management team in the Prospectus are hereby deleted.

As of August 28, 2013, Wilmington Trust Investment Advisors, Inc. (“WTIA”), the Fund’s sub-adviser, determines the Fund’s asset allocation among the different additional sub-advisers. When making these allocation decisions, WTIA considers, among other things, the current macro-economic outlook, relative valuation levels and volatility in the equity, fixed income and commodities markets, market flows and market liquidity, and information relating to business cycles.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2013